PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited)
1
Voya Target
Retirement 2025 Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 39.4%
38,750  BNY Mellon High Yield
Beta ETF
$ 1,803,038
2.0
10,318  iShares Core S&P Mid-
Cap ETF
2,727,047
3.0
18,160  iShares Core S&P
Small-Cap ETF
1,830,165
2.0
109,998  iShares Core U.S.
Aggregate Bond ETF
10,647,806
11.6
103,135  Schwab U.S. TIPS
ETF
5,325,892
5.8
167,288  Vanguard FTSE
Developed Markets
ETF
7,653,426
8.3
44,278  Vanguard FTSE
Emerging Markets ETF
1,794,587
1.9
28,732  Vanguard Long-Term
Treasury ETF
1,725,931
1.9
35,277  Vanguard Short-Term
Bond ETF
2,669,411
2.9
Total Exchange-Traded
Funds
(Cost $37,017,684)
36,177,303
39.4
MUTUAL FUNDS : 60.4%
Affiliated Investment Companies : 28.6%
380,613  Voya Global Bond
Fund - Class R6
2,732,798
3.0
2,198,561  Voya Intermediate
Bond Fund - Class R6
18,775,714
20.4
198,933  Voya Multi-Manager
International Equity
Fund - Class I
1,889,867
2.1
215,938  Voya Multi-Manager
International Factors
Fund - Class I
1,913,214
2.1
93,251
(1)
Voya VACS Series
EME Fund
939,040
1.0
26,250,633
28.6
Unaffiliated Investment Companies : 31.8%
588,999  TIAA-CREF S&P
500 Index Fund
- Institutional Class
29,267,355
31.8
Total Mutual Funds
(Cost $53,065,799)
55,517,988
60.4
Total Long-Term
Investments
(Cost $90,083,483)
91,695,291
99.8
Total Investments in
Securities
(Cost $90,083,483) $ 91,695,291 99.8
Assets in Excess of
Other Liabilities 155,764 0.2
Net Assets $ 91,851,055 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited) (continued)
2
Voya Target
Retirement 2025 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 36,177,303 $ — $ — $ 36,177,303
Mutual Funds 55,517,988 — — 55,517,988
Total Investments, at fair value $ 91,695,291 $ — $ — $ 91,695,291
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended August 31, 2023, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
8/31/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Global Bond Fund - Class R6 $ 2,410,483 $ 411,093 $ (55,848) $ (32,930) $ 2,732,798 $ 28,892 $ (968) $ —
Voya Intermediate Bond Fund - Class R6 16,090,217 5,231,831 (2,319,150) (227,184) 18,775,714 180,598 (29,842) —
Voya Multi-Manager International Equity
Fund - Class I 1,579,117 701,565 (401,348) 10,533 1,889,867 — 13,890 —
Voya Multi-Manager International Factors
Fund - Class I 1,579,462 701,565 (395,001) 27,188 1,913,214 — 26,066 —
Voya VACS Series EME Fund — 976,967 (28,545) (9,382) 939,040 — 415 —
$ 21,659,279 $ 8,023,021 $ (3,199,892) $ (231,775) $ 26,250,633 $ 209,490 $ 9,561 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 3,032,735
Gross Unrealized Depreciation (1,420,927)
Net Unrealized Appreciation $ 1,611,808